Prepaid expenses and other current assets (Details Narrative) - EUR (€)		12 Months Ended
	Apr. 27, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Percentage of value added tax		22.00%	22.00%
Research and development tax credit		€ 4,400,000	€ 4,100,000
Taxes payable current		600,000	540,000
Research and development expense	€ 158,000	5,338,962	3,390,677	€ 4,688,461
Due from related parties		41,149	58,009
Legal fees		8,000
Other advance payments for operating services		32,000
Other current assets		219,400	21,987
Allowance For Corporate Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Other current assets		180,000
Accruing Financial Interest Income On Time Deposit [Member]
Defined Benefit Plan Disclosure [Line Items]
Other current assets		38,000
Research And Development Expense Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Research and development expense		€ 698,000	€ 1,177,000